Equity Securities Net Gains (Losses) from Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Gain (Loss) on Investments	$ 1,515	$ 1,779	$ 1,103
Gain (Loss) on Economic Hedge Derivatives	(408)	(1,483)	125
Equity Securities at Fair Value
Net Gains (Losses) from Equity Securities [Line Items]
Gain (Loss) on Investments	320	2,524	504
Marketable equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Gain (Loss) on Investments	(389)	967	525
Nonmarketable equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Gain (Loss) on Investments	709	1,557	(21)
Equity Method Investments
Net Gains (Losses) from Equity Securities [Line Items]
Gain (Loss) on Investments	1,603	738	474
Impairment write-downs | Equity Method Investments
Net Gains (Losses) from Equity Securities [Line Items]
Gain (Loss) on Investments	(352)	(339)	(448)
Measurement Alternative Observable Transactions | Equity Method Investments
Net Gains (Losses) from Equity Securities [Line Items]
Gain (Loss) on Investments	418	0	0
Realized Gains on Sale | Equity Method Investments
Net Gains (Losses) from Equity Securities [Line Items]
Gain (Loss) on Investments	1,504	980	849
Other | Equity Method Investments
Net Gains (Losses) from Equity Securities [Line Items]
Gain (Loss) on Investments	$ 33	$ 97	$ 73